UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-00216

Nicholas High Income Fund, Inc.

(Exact Name of Registrant as Specified in Charter)

411 East Wisconsin Avenue, Milwaukee, Wisconsin 53202

(Address of Principal Executive Offices)	(Zip Code)

Jennifer R. Kloehn, Senior Vice President and Treasurer
411 East Wisconsin Avenue
Milwaukee, Wisconsin 53202

(Name and Address of Agent for Service)

Registrant's Telephone Number, Including Area Code: 414-272-4650

Date of Fiscal Year End: 12/31/2017

Date of Reporting Period: 03/31/2017

Item 1. Schedule of Investments.

	NICHOLAS HIGH INCOME FUND, INC.
	SCHEDULE OF INVESTMENTS (UNAUDITED)
AS OF MARCH 31, 2017

Shares or
Principal
Amount			Value
----------		-	-----------
NON-CONVERTIBLE BONDS -- 92.54%

	Automotive - Parts & Equipment -- 2.83%
$1,500,000	Allison Transmission, Inc. 144A restricted,
	5.00%, 10/01/24		$1,515,000
1,500,000	American Axle & Manufacturing, Inc. 6.625%, 10/15/22		1,545,000
			------------
			3,060,000
			------------

	Banking - Banking -- 0.75%
1,000,000	BAC Capital Trust XIV Floating Rate Preferred
	Hybrid Income
	Term Securities 4.00%(1), 03/15/43		816,000
			------------

	Basic Industry - Building Materials -- 2.70%
1,750,000	Beacon Roofing Supply, Inc. 6.375%, 10/01/23		1,863,750
1,000,000	HD Supply, Inc. 144A restricted, 5.75%, 04/15/24		1,051,800
			------------
			2,915,550

			------------

	Basic Industry - Chemicals -- 4.70%
1,750,000	Koppers Inc. 144A restricted, 6.00%, 02/15/25		1,806,875
1,500,000	PolyOne Corporation 5.25%, 03/15/23		1,511,250
1,680,000	Valvoline Finco Two LLC 144A restricted,
	5.50%, 07/15/24		1,764,000
			------------
			5,082,125
			------------

	Basic Industry - Forestry & Paper -- 3.23%
1,500,000	Louisiana-Pacific Corporation 4.875%, 09/15/24		1,507,500
1,850,000	Mercer International Inc. 7.75%, 12/01/22		1,980,055
			------------
			3,487,555
			------------

	Basic Industry - Metal/Mining Excluding Steel -- 1.24%
1,250,000	Alcoa Nederland Holding B.V. 144A restricted,
	6.75%, 09/30/24		1,340,625
			------------

	Capital Goods - Diversified -- 0.95%
1,000,000	Park-Ohio Industries, Inc. 8.125%, 04/01/21		1,029,570
			------------

	Capital Goods - Machinery -- 1.07%
1,000,000	Manitowoc Foodservice, Inc. 9.50%, 02/15/24		1,152,500
			------------

	Capital Goods - Packaging -- 4.23%
1,000,000	Ball Corporation 5.00%, 03/15/22		1,055,000
1,500,000	Crown Americas LLC 144A restricted, 4.25%, 09/30/2		1,442,820
1,500,000	Reynolds Group Holdings Limited 144A restricted,
	5.125%, 07/15/23		1,541,250
500,000	Sealed Air Corporation 144A restricted,
	5.50%, 09/15/25		530,000
			------------
			4,569,070
			------------

	Consumer Goods - Food-Wholesale -- 6.92%
1,500,000	AdvancePierre Foods Holdings, Inc. 144A restricted,
	5.50%, 12/15/24		1,516,875
1,000,000	B&G Foods, Inc. 5.25%, 04/01/25		1,008,750
1,500,000	FAGE International S.A. 144A restricted,
	5.625%, 08/15/26		1,503,750
500,000	KeHE Distributors, LLC 144A restricted,

	7.625%, 08/15/21		503,750
600,000	Pinnacle Foods Inc. 5.875%, 01/15/24		625,500
500,000	Post Holdings, Inc. 144A restricted, 5.50%, 03/01/25		502,500
1,250,000	TreeHouse Foods, Inc. 4.875%, 03/15/22		1,278,125
528,000	Wells Enterprises, Inc. 144A restricted,
	6.75%, 02/01/20		544,500
			------------
			7,483,750
			------------

	Consumer Goods - Personal & Household Products -- 2.55%
500,000	Energizer Holdings, Inc. 144A restricted,
	5.50%, 06/15/25		510,000
1,465,000	FGI Operating Company, LLC 7.875%, 05/01/20		1,018,175
500,000	Tempur Sealy International, Inc.	5.625%, 10/15/23	502,500
750,000	Vista Outdoor Inc. 5.875%, 10/01/23		729,375
			------------
			2,760,050
			------------

	Energy - Exploration & Production -- 0.93%
1,000,000	RSP Permian, Inc. 144A restricted, 5.25%, 01/15/25		1,007,500
			------------

	Energy - Gas-Distribution -- 1.66%
500,000	Plains All American Pipeline, L.P. 3.65%, 06/01/22		506,964
1,000,000	Transcontinental Gas Pipe Line Company, LLC
	7.85%, 02/01/26		1,284,043
			------------
			1,791,007
			------------

	Energy - Oil Field Equipment & Services -- 1.92%
1,000,000	Hornbeck Offshore Services, Inc. 5.00%, 03/01/21		605,000
1,000,000	Parker Drilling Company 6.75%, 07/15/22		887,500
500,000	Weatherford International Ltd. 144A restricted,
	9.875%, 02/15/24		578,750
			------------
			2,071,250
			------------

	Energy - Oil Refining & Marketing -- 2.07%
500,000	Calumet Specialty Products Partners, L.P.
	6.50%, 04/15/21		423,125
1,000,000	Tesoro Corporation 5.375%, 10/01/22		1,035,000
750,000	Tesoro Logistics LP 5.25%, 01/15/25		783,750
			------------
			2,241,875
			------------

	Financial Services - Brokerage -- 4.16%
1,500,000	Jefferies Finance LLC 144A restricted,
	7.375%, 04/01/20		1,515,000
2,000,000	LPL Holdings, Inc. 144A restricted, 5.75%, 09/15/25		2,020,000
968,000	Oppenheimer Holdings Inc. 8.75%, 04/15/18		968,000
			------------
			4,503,000
			------------

	Financial Services - Investments & Miscellaneous
	Financial Services -- 0.93%
1,000,000	Icahn Enterprises L.P. 4.875%, 03/15/19		1,010,000
			------------

	Healthcare - Facilities -- 1.65%
750,000	HealthSouth Corporation 5.75%, 09/15/25		749,063
1,000,000	Sabra Health Care Limited Partnership 5.50%, 02/01/21		1,030,000
			------------
			1,779,063
			------------

	Healthcare - Medical Products -- 1.16%
1,225,000	Teleflex Incorporated 5.25%, 06/15/24		1,249,500
			------------

	Healthcare - Services -- 1.91%
2,000,000	DaVita Inc. 5.75%, 08/15/22		2,070,000
			------------

	Industrials - Metals & Mining -- 0.97%
1,000,000	Grinding Media Inc. 144A restricted, 7.375%, 12/15/23	1,050,000
		------------

	Leisure - Gaming -- 1.31%
1,500,000	Scientific Games International, Inc. 6.25%, 09/01/20	1,421,250
		------------

	Leisure - Theaters & Entertainment -- 0.94%
1,000,000	Cinemark USA, Inc. 5.125%, 12/15/22	1,020,000
		------------

	Media - Advertising -- 1.44%
1,500,000	Nielsen Company (Luxembourg) S.ar.l. (The) 144A
	restricted, 5.50%, 10/01/21	1,558,125
		------------

	Media - Content -- 0.98%
1,000,000	Netflix, Inc. 5.50%, 02/15/22	1,062,500
		------------

	Real Estate - Development & Management -- 0.48%
500,000	CBRE Services, Inc. 5.00%, 03/15/23	520,073
		------------

	Retail - Food & Drug Retailer -- 1.12%
1,500,000	Fresh Market, Inc. (The) 144A restricted,
	9.75%, 05/01/23	1,211,250
		------------

	Retail - Restaurants -- 1.68%
500,000	NPC International, Inc. 10.50%, 01/15/20	515,500
1,300,000	Wok Acquisition Corp. 144A restricted,
	10.25%, 06/30/20	1,296,750
		------------
		1,812,250
		------------

	Retail - Specialty Retail -- 5.17%
1,000,000	Levi Strauss & Co. 5.00%, 05/01/25	1,025,200
1,000,000	Murphy Oil USA, Inc. 6.00%, 08/15/23	1,047,500
1,750,000	PetSmart, Inc. 144A restricted, 7.125%, 03/15/23	1,662,500
1,120,000	Rent-A-Center, Inc. 4.75%, 05/01/21	918,400
1,000,000	Wolverine World Wide, Inc. 144A restricted,
	5.00%, 09/01/26	940,000
		------------
		5,593,600
		------------

	Services - Support-Services -- 10.72%
1,500,000	ADT Corporation (The) 3.50%, 07/15/22	1,436,250
1,500,000	Aramark Services, Inc. 5.125%, 01/15/24	1,573,125
1,000,000	Avis Budget Car Rental, LLC 144A restricted, 5.125%,
	06/01/22	965,650
1,000,000	Cardtronics, Inc. 5.125%, 08/01/22	1,012,500
1,000,000	Corrections Corporation of America 4.625%, 05/01/23	998,750
2,000,000	GEO Group, Inc. (The) 6.00%, 04/15/26	2,025,446
1,000,000	Iron Mountain Incorporated 144A restricted, 6.00%,
	10/01/20	1,047,500
1,000,000	Ritchie Bros. Auctioneers Incorporated 144A restricted,
	5.375%, 01/15/25	1,022,500
1,500,000	United Rentals (North America), Inc. 5.50%, 05/15/27	1,515,000
		------------
		11,596,721
		------------

	Technology & Electronics - Electronics -- 0.48%
500,000	NXP B.V. 144A restricted, 4.125%, 06/01/21	518,750
		------------

	Technology & Electronics - Hardware & Equipment -- 7.10%
500,000	Brocade Communications Systems, Inc. 4.625%, 01/15/23	510,000
1,250,000	CDW LLC 6.00%, 08/15/22	1,327,275
1,500,000	CommScope, Inc. 144A restricted, 5.00%, 06/15/21	1,541,250
1,500,000	Dell Inc. 144A restricted, 7.125%, 06/15/24	1,658,219

500,000	NCR Corporation 5.00%, 07/15/22	507,500
1,000,000	NCR Corporation 5.875%, 12/15/21	1,042,500
1,000,000	Western Digital Corporation 144A restricted, 7.375%,
	04/01/23	1,096,250
		------------
		7,682,994
		------------

	Technology & Electronics - Software & Services -- 1.43%
1,500,000	First Data Corporation 144A restricted, 5.75%,
	01/15/24	1,547,250
		------------

	Telecommunications - Wireless -- 2.26%
1,500,000	Digicel Limited 144A restricted, 6.00%, 04/15/21	1,363,125
1,000,000	Sprint Corporation 7.25%, 09/15/21	1,079,500
		-----------
		2,442,625
		------------

	Telecommunications - Wireline Integrated & Services -- 5.83%
1,000,000	Cincinnati Bell Inc. 144A restricted, 7.00%, 07/15/24	1,048,750
1,500,000	Equinix, Inc. 5.375%, 04/01/23	1,561,875
1,500,000	Frontier Communications Corporation 8.50%, 04/15/20	1,582,500
2,000,000	Zayo Group, LLC 6.00%, 04/01/23	2,112,500
		------------
		6,305,625
		------------

	Transportation - Infrastructure/Services -- 1.44%
1,500,000	XPO Logistics, Inc. 144A restricted, 6.125%, 09/01/23	1,560,000
		------------

	Utility - Electric-Generation -- 1.61%
1,000,000	Calpine Corporation 5.375%, 01/15/23	1,008,800
250,000	Dynegy Inc. 144A restricted, 8.00%, 01/15/25	239,375
500,000	Dynegy Inc. 7.375%, 11/01/22	495,000
		------------
		1,743,175
		------------

	TOTAL CORPORATE BONDS (cost $99,827,087)	100,066,178
		------------

	CONVERTIBLE PREFERRED STOCKS -- 1.75%
	Energy -- 0.81%
17,800	Kinder Morgan, Inc. 9.75%, Cumulative Convertible
	Preferred Stock, Series A	871,488
		------------

	Health Care - Pharmaceuticals, Biotechnology &
	Life Sciences -- 0.94%
1,200	Allergan plc 5.25%, Cumulative, Mandatory Convertable
	Preferred Stock, Series A	1,016,250
		------------

	TOTAL CONVERTIBLE
	PREFERRED STOCKS (cost $1,779,458)	1,887,738
		------------

	COMMON STOCKS -- 0.43%
	Other -- 0.43%
12,500	SPDR Bloomberg Barclays High Yield Bond ETF	461,625
		------------

	TOTAL COMMON STOCKS (cost $459,788)	461,625
		------------

	SHORT-TERM INVESTMENTS -- 2.24%
	Commercial Paper -- 1.39%
500,000	B.A.T. International Finance p.l.c. 1.13%, 04/03/17	500,000
1,000,000	Eversource Energy 1.00%, 04/03/17	1,000,000
		------------
		1,500,000
		------------

	Variable Rate Security -- 0.85%
917,050	Morgan Stanley Liquidity Funds Government Portfolio
	(Institutional Class), 0.61%	917,050
		------------

	TOTAL SHORT-TERM INVESTMENTS (cost $2,417,050)	2,417,050
		------------

	TOTAL INVESTMENTS (cost $104,483,381) - 96.95%	104,832,591
		------------

	OTHER ASSETS, NET OF LIABILITIES - 3.05%	3,302,984
		------------
	TOTAL NET ASSETS
	(basis of percentages disclosed above) - 100%	$$108,135,575
		------------
		------------

(1) The greater of (i) 3-month LIBOR plus 0.40% and (ii) 4.00%, such rate being reset quarterly.

Securities purchased pursuant to Rule 144A under the Securities Act of 1933 may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933.

As of March 31, 2017, investment cost for federal tax purposes was $104,483,381 and the tax basis components of unrealized appreciation/ depreciation were as follows:

Unrealized appreciation	$ 2,495,099
Unrealized depreciation	(2,145,889)
-----------
Net unrealized appreciation	$ 349,210
-----------
-----------

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent Semiannual or Annual Report to Shareholders.

Various inputs are used in determining the value of the Fund's investments relating to Finanacial Accounting Standard No. 157.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

      Level 1 - quoted prices in active markets for identical investments

    Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

    Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments) The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2017 in valuing the Fund’s investments carried at value:

Investments
Valuation Input	in Securities
---------------	-------------
Level 1 -
Common Stocks(1)	461,625
Variable Rate Security	917,050
Level 2 -
Corporate Bonds(1)	100,066,178
Bank Loans(1)
Convertible Preferred Stock(1)	1,887,738
Commercial Paper	1,500,000
Level 3 -
None	--

------------
Total	$104,832,591
------------
------------

(1) See Schedule above for further detail by industry.

Item 2. Controls and Procedures.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls during the last fiscal quarter.

Item 3. Exhibits.

Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Act, attached hereto as part of EX-99.CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nicholas High Income Fund, Inc.

By: /s/ David O. Nicholas
Name: David O. Nicholas
Title: Principal Executive Officer

Date: May 25, 2017

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ David O. Nicholas
Name: David O. Nicholas
Title: Principal Executive Officer
Date: May 25, 2017

By: /s/ Jennifer R. Kloehn
Name: Jennifer R. Kloehn
Title: Principal Financial Officer
Date: May 25, 2017